GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL
GOODWILL

16 – GOODWILL

Movement in Goodwill is detailed as follows:

		Foreign currency translation differences
		where functional currency is different from
Operating segment	01.01.2020	presentation currency and hyperinflation	12.31.2020
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	75,674,072	(19,672,659)	56,001,413
Argentine operation	29,750,238	(2,406,596)	27,343,642
Paraguayan operation	7,294,328	(816,813)	6,477,515
Total	121,221,661	(22,896,068)	98,325,593

		Foreign currency translation differences
		where functional currency is different from
Operating segment	01.01.2019	presentation currency and hyperinflation	12.31.2019
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	73,080,100	2,593,972	75,674,072
Argentine operation	28,318,129	1,432,109	29,750,238
Paraguayan operation	7,327,921	(33,593)	7,294,328
Total	117,229,173	3,992,488	121,221,661

		Foreign currency translation differences
		where functional currency is different from
Operating segment	01.01.2018	presentation currency and hyperinflation	12.31.2018
	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	8,503,023
Brazilian operation	73,509,080	(428,980)	73,080,100
Argentine operation	4,672,971	23,645,158	28,318,129
Paraguayan operation	6,913,143	414,778	7,327,921
Total	93,598,217	23,630,956	117,229,173